Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	Vericimetry Funds
CIK	dei_EntityCentralIndexKey	0001524968
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jan. 28, 2015
Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2015
Prospectus Date	rr_ProspectusDate	Jan. 30, 2015
Vericimetry U.S. Small Cap Value Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY INFORMATION Vericimetry U.S. Small Cap Value Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fund Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-01-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	16.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. This example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the expense reimbursement for the one-year period and the first year of the remaining periods). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a diversified fund and invests in a wide universe of U.S. small cap value stocks. The Adviser utilizes a structured quantitative investment approach based on a set of well defined, fundamental characteristics to identify value stocks for the Fund. A value stock has a low price relative to various characteristics considered in assessing a company’s worth, including book value, sales, earnings and operating cash flows. The Adviser identifies value stocks by considering multiple factors (e.g., book value to market value, price to earnings, price to sales, or price to operating cash flows).

For investment purposes, the Adviser defines small cap companies as companies with market capitalizations generally in the lowest 10% of total market capitalization, or companies whose market capitalizations are smaller than the 1,200th largest publicly-traded U.S. company, whichever results in the higher market capitalization break point. Total market capitalization is defined as the total market capitalization of all U.S. companies traded on a principal U.S. exchange or over-the counter market. As of December 31, 2014, using the guidelines and definitions above, the market capitalization of a small cap company was equal to or below $3.60 billion.

The Adviser utilizes a market capitalization weighted approach to determine the target weights of the U.S. small cap value stocks for purchase. Market capitalization is defined as the number of a company’s shares that are outstanding, multiplied by each share’s market price. In certain circumstances the Adviser may utilize a float-adjusted market capitalization. Typically, greater weighting in the Fund is given to small companies with higher relative market capitalization. The Adviser expects (but it is not required) to rebalance the Fund’s portfolio no less than quarterly, at which time the Adviser will consider which securities are eligible for inclusion in the portfolio by virtue of their fundamental characteristics, including multiple value factors and capitalization.

The Adviser places a priority on efficiently managing portfolio turnover and keeping trading costs low. The Adviser engages in a buy and hold investment strategy that involves seeking to buy securities and holding them for a relatively longer period of time, regardless of short-term factors, such as fluctuations in the market or volatility of the stock price. This buy and hold strategy, which focuses on size and value premiums, tends to create a naturally low portfolio turnover and lower trading costs. In addition, the Adviser employs a selective trading approach to minimize trading costs; it trades securities with liquidity in mind to implement the investment strategy in an efficient, low cost manner.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

The value of an investment in the Fund will fluctuate daily, which means a shareholder could lose money. The Fund’s principal investment strategies involve risks, including those summarized below.

Common Stock Risk: Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, country or sector of the market. Common stock is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Market Risk: The value of the Fund’s investments may decline due to market fluctuations caused by equity market dynamics, geo-political issues, adverse economic conditions or other broad market or security-specific risks.

Small & Microcap Company Risk: Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Microcap company securities may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

Value Investment Risk: Value securities may underperform the market or become out of favor with investors, and the Fund could lose money if the Adviser’s assessment of a company’s value is incorrect.

Management Risk: The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

May Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate daily, which means a shareholder could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to year since inception. The table compares the Fund’s average annual returns (before and after taxes) for the periods of one year and since inception with those of the Russell 2000 Value Index over the same periods. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

You can obtain updated performance information on our website at www.vericimetryfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to year since inception.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.vericimetryfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Total Return (per calendar year)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Since inception, the Fund’s highest total return for a quarter was 15.62% (quarter ended March 31, 2012) and the lowest return for a quarter was -7.29% (quarter ended September 30, 2014).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.29%)
Performance Table:	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investors tax situation and may differ from those shown, and after-tax returns shown are not relevant to non- taxable investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Vericimetry U.S. Small Cap Value Fund | Vericimetry U.S. Small Cap Value Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VYSVX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/ or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
1 YEAR	rr_ExpenseExampleYear01	61
3 YEARS	rr_ExpenseExampleYear03	218
5 YEARS	rr_ExpenseExampleYear05	389
10 YEARS	rr_ExpenseExampleYear10	883
2012	rr_AnnualReturn2012	19.92%
2013	rr_AnnualReturn2013	44.41%
2014	rr_AnnualReturn2014	2.61%
1 Year	rr_AverageAnnualReturnYear01	2.61%
Since Inception	rr_AverageAnnualReturnSinceInception	20.48%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2011
Vericimetry U.S. Small Cap Value Fund | - Return After Taxes on Distributions | Vericimetry U.S. Small Cap Value Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.39%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	19.68%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2011	[3]
Vericimetry U.S. Small Cap Value Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Vericimetry U.S. Small Cap Value Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.65%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	16.01%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2011	[3]
Vericimetry U.S. Small Cap Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	17.70%	[2],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2011	[4]

[1]	The Fund's investment adviser, Vericimetry Advisors LLC ("Vericimetry" or the "Adviser"), has contractually agreed to waive its management fee and/or pay certain operating expenses and the organizational costs of the Fund to the extent necessary to prevent the operating expenses of the Fund (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, and other extraordinary costs, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of the Fund's average net assets per year until January 31, 2016. This fee waiver and expense reimbursement agreement may not be terminated prior to that time. At any time that the expenses of the Fund are less than the rate listed above on an annualized basis, the Adviser retains the right to reimbursement of any fees previously waived and/or operating expenses and organizational costs previously assumed, to the extent that such reimbursement will not cause the Fund's annualized expenses to exceed 0.60% of its average net assets on an annualized basis. The Fund will not make any reimbursements to the Adviser after three fiscal years from the date an expense was paid by the Adviser. The Fund does not expect that there will be extraordinary costs, such as litigation, interest and other expenses not incurred in the ordinary course of the Fund's business. Any expenses incurred by the Fund that are excluded from the Adviser's reimbursement obligation, such as acquired fund fees and expenses and extraordinary costs not incurred in the ordinary course of its business, will result in the Fund's annualized expenses exceeding 0.60% of its average net assets.
[2]	The Fund commenced operations on December 27, 2011.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to non- taxable investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.